Insurance	12 Months Ended
Dec. 31, 2022
Insurance
Insurance

37.	Insurance.......

The specification by risk modality and effective date of the main insurance policies can be seen below:

	End	Insured
Policy	of term	amount
Operational risks - Cutia and Bento Miguel	03.29.2024	2,209,803
Named perils	08.24.2023	2,130,270
Operational risks - HPP Baixo Iguaçu	05.31.2023	2,042,375
Operational risks - HPP Colíder	12.01.2023	1,892,320
Operational risks - HPP Governador Jayme Canet Junior	01.21.2024	1,594,472
Operational risks - Ventos de Serra do Mel II e IV	11.28.2023	1,075,284
Fire - owned and rented facilities	08.24.2023	854,464
Operational risks - Brisa Potiguar	06.27.2023	766,454
Operational risks - UEG Araucária (a)	05.31.2024	764,335
Operational risks - Elejor	09.07.2023	728,426
(a)	The insured amount of operational risks - UEG Araucária have been translated from USD into BRL, with the current rate R$5.2177 as of December 31, 2022.

In addition to the insurance policies listed above, the Company takes out other insurance policies with lower values, such as: Directors and Officers liability (D&O), general civil liability, court award payment guarantee, sundry perils, national and international transportation, life, aircraft and vehicles. Additionally, the Company has an indemnity contract, in addition to the D&O insurance. The guarantee insurances taken out by the subsidiaries, joint ventures and associates have Copel and/or Copel GeT as a guarantor, within the limits of their share of interest in each project.